Selected Statements of Income Data	12 Months Ended
Dec. 31, 2018
Selected Statements of Income Data [Abstract]
SELECTED STATEMENTS OF INCOME DATA
NOTE 15:-	SELECTED STATEMENTS OF INCOME DATA

Financial income, net:

	Year ended December 31,
	2016	2017	2018
Financial income:

Interest on bank deposits and other	$203	$69	$406
Exchange rate differences, net	-	-	87
Realized gain on sale of marketable securities, net	6	34	-
Interest on marketable securities	1,046	1,896	2,107

	1,255	1,999	2,600
Financial expenses:

Bank charges	(277)	(244)	(299)
Exchange rate differences, net	(478)	(757)	-
Realized loss on sale of marketable securities, net	-	-	(480)
Amortization of premium and accretion of discount on marketable securities, net	(454)	(546)	(388)

	(1,209)	(1,547)	(1,167)

Total financial income:	$46	$452	$1,433